Inventory - Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw materials	₪ 3,875	₪ 2,502
Finished goods	1,138	2,032
Total inventory	₪ 5,013	₪ 4,534